CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
CAPITAL STOCK [Text Block]
7.	CAPITAL STOCK

	a)	Issued Shares

Pursuant to the amendment to the Mineral Property Option agreement for the Pires Gold Project on November 13, 2009 (Note 4), the Company agreed to issue a total of 300,000 common shares for extension of the year 1 exploration expenditures requirement. Of the 300,000 common shares, 150,000 were issued during the year ended December 31, 2009 with a fair value of $62,260. The remaining 150,000 common shares were recorded as obligation to issue shares as at December 31, 2009 and were issued during the year ended December 31, 2010.

During the year ended December 31, 2010, the Company closed a private placement of 1,613,162 units (at a price of US $0.15 per unit) for gross proceeds of $254,082 (US$241,974). Each unit consisted of one common share and one share purchase warrant exercisable on or before January 25, 2011 at a price of US $0.25 per share. The estimated fair value of the warrants is $125,435 using the Black Scholes option pricing model using a 1 year term, an expected volatility of 467% and a risk free interest rate of 0.28%. The fair value of the warrants is included in Derivative liabilities. The Company paid a total $6,868 for legal fees which have been recorded as share issue costs.

During the year ended December 31, 2010, 766,248 shares were issued for gross proceeds of $159,620 pursuant to the exercise of warrants at US$0.20 per share resulting in $134,800 being transferred from derivative liabilities to Capital Stock.

Pursuant to the Mineral Property Option agreement for the Pires Gold Project, on February 22, 2011, the Company issued a total of 100,000 common shares with a fair value of US$15,000.

b)	Stock Options

In February 2004, the Company implemented a Stock Option Plan (“SOP”) for its officers, directors and employees to allow for up to 160,000 share purchase options to be granted at US $2.50 per share, for a period not to exceed five years. In November 2004, the SOP was amended to provide for the issuance of up to 220,000 incentive stock options to directors, officers, employees and non-investor relations consultants. During January 2006, the Company increased the stock option plan from 220,000 shares to 720,000 shares.

Activity under the SOP is summarized as follows:

			Weighted
	Options	Weighted Average	Average
	Outstanding	Exercise Price (U.S. $)	Life
Balance, December 31, 2009 and 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011	-	-	-

During the year ended December 31, 2009 the Company granted a total of 720,000 stock options at an exercise price of US$0.35 per share for a five-year term. At December 31, 2010 these 720,000 stock options were outstanding. The fair value of the stock option grant was calculated using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 336%, (3) risk free interest rate of 3% and, (4) expected life of 5 years. Total expenses of $Nil (2010 - $Nil, 2009 - $228,510) was recorded as stock-based compensation, $Nil (2010 - $Nil, 2009 - $213,422) was related to consulting and $Nil (2010 - $Nil, 2009 - $15,088) was related to financing fee (Note 5). The options were cancelled during the year ended December 2011.

c)	Warrants

On January 25, 2010, pursuant to a private placement, 1,613,162 warrants at an exercise price of US$0.25 per share were issued. Each warrant is exchangeable for one common share and expires on January 25, 2011. During the year ended December 31, 2011, the expiry date of the warrants was extended one year to January 25, 2012 with no other changes to the terms of the warrants. The fair value of the term extension was calculated to be $63,708 using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 164%, (3) risk free interest rate of 1.32% and, (4) expected life of 1 year. The $63,708 was recorded as a stock-based financing fee.

Activity in warrants is summarized as follows:
		Weighted Average	Weighted
	Warrants	Exercise Price	Average
	Outstanding	(US$)	Life
Balance December 31, 2009	3,684,500	0.20	0.45
Issued during the year	1,613,162	0.25	-
Exercised during the year	(766,248)	0.20	-
Expired during the year	(2,918,252)	0.20	-
Balance December 31, 2010 and 2011	1,613,162	0.25	0.07